Employee Benefits - Summary of Significant Actuarial Assumptions Used (Expressed as Weighted Average) (Details)	Dec. 31, 2023	Dec. 31, 2022
Accrued Benefit Obligation | TFI International pension plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate	4.80%	5.00%
Future salary increases	3.00%	1.60%
Accrued Benefit Obligation | TForce Freight pension plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate	5.00%	5.20%
Future salary increases	2.00%	2.00%
Employee Benefit Expense | TFI International pension plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate	5.00%	2.40%
Rate of return on plan assets at January 1	5.00%	2.40%
Future salary increases	3.00%	3.00%
Employee Benefit Expense | TForce Freight pension plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate	5.00%	5.20%
Rate of return on plan assets at January 1	5.00%	5.20%
Future salary increases	2.00%	2.00%